Summary of Significant Accounting Policies - Summary of Computation Details of Final Net Income Loss Available to Common Stockholders (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Net (loss) income	$ (2,224,540)	$ 1,462,193	$ 3,386,750	$ 3,530,190
Accretion of temporary equity to redemption value	(453,836)	(18,771)	(31,641,174)	(2,458,852)
Net income (loss) including accretion of temporary equity to redemption value	$ (2,678,375)	$ 1,443,422	$ (28,254,424)	$ 1,071,338